SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17.	SUBSEQUENT EVENTS

The Company has evaluated its operations subsequent to December 31, 2023 to the date these consolidated financial statements were available to be issued and determined the following subsequent events and transactions required disclosure in these consolidated financial statements.

On January 11, 2024, the Company issued 1,222 shares of common stock upon the conversion of a convertible note in the amount of $1,680.

On January 31, 2024, the Company issued 7,500 shares of series I preferred stock to the Company’ executives.

On March 5, 2024, the Company issued 7,500 shares of common stock to John Nesbett for professional services provided.

On March 13, 2024, the Company paid $50,000 to the noteholder for the accrued interest on Notes 40-1.